CAPITAL STOCK AND ADDITIONAL PAID-IN-CAPITAL	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017
Capital Stock And Additional Paid-in-capital
CAPITAL STOCK AND ADDITIONAL PAID-IN-CAPITAL
7.	CAPITAL STOCK AND ADDITIONAL PAID-IN-CAPITAL

Issued Capital Stock

On August 1, 2016, the Company issued 400,000 shares of common stock at a price of $0.15 per share to the Company’s CEO as compensation. The shares were valued at $60,000 on issuance and were recognized as consulting expense.

On November 1, 2016 and November 7, 2016, the Company issued a total of 272,080 shares of common stock upon the exercise of finders’ warrants at a price of $0.10 per share.

On January 25, 2017, the Company issued 920,000 units valued at $0.20 per unit to an individual pursuant to a debt conversion by the individual in the amount of $184,000 (US$140,000), representing a cash commission equal to seven per cent of the US$2,000,000 purchase price of the Idaho-Maryland property (Note 3). Each unit consists of one share of common stock and one transferable share purchase warrant exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance.

On August 9, 2017, the Company issued 417,184 units valued at $0.23 per unit to a third party pursuant to a debt conversion by the third party in the amount of $95,952, representing finders’ fees payable on the private placement which closed May 5, 2017. Each unit consists of one share of common stock and one transferable share purchase warrant exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance.

On January 29, 2018, the Company issued a total of 192,670 shares of common stock upon the exercise of finders’ warrants at a price of $0.10 per share.

Private Placements

On December 23, 2016, the Company completed a non-brokered private placement, issuing an aggregate of 21,044,500 units at a price of $0.20 per unit for gross proceeds of $4,208,900.  Each unit consisted of one share of common stock and one transferable share purchase warrant exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance. In connection with the private placement, the Company paid finders fees of $218,410, other share issuance costs of $15,723, and issued a total of 1,104,300 finders’ warrants valued at $191,724 (discount rate – 0.76%, volatility – 179.53%, expected life – 2 years, dividend yield – 0%), exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance.

On January 24, 2017, the Company completed a non-brokered private placement, issuing an aggregate of 1,340,000 units at a price of $0.20 per unit for gross proceeds of $268,000. Each unit consisted of one share of common stock and one transferable share purchase warrant exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance. In connection with the private placement, the Company paid finders fees of $5,220 and issued a total of 26,100 finders’ warrants valued at $5,919 (discount rate – 0.76%, volatility – 175.85%, expected life – 2 years, dividend yield – 0%), exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance.

On February 6, 2017, the Company completed a non-brokered private placement, issuing an aggregate of 455,000 units at a price of $0.25 per unit for gross proceeds of $113,750. Each unit consisted of one share of common stock and one transferable share purchase warrant exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance. In connection with the private placement, the Company paid finders fees of $2,625 and issued a total of 10,500 finders’ warrants valued at $2,657 (discount rate – 0.70%, volatility – 175.86%, expected life – 2 years, dividend yield – 0%), exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance.

On May 5, 2017, the Company completed a non-brokered private placement, issuing an aggregate of 9,009,814 units at a price of $0.23 per unit for gross proceeds of $2,072,257. Each unit consisted of one share of common stock and one transferable share purchase warrant exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance. In connection with the private placement, the Company paid finders fees of $100,392 and issued a total of 436,488 finders’ warrants valued at $92,991 (discount rate – 0.67%, volatility – 170.28%, expected life – 2 years, dividend yield – 0%), exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance.

On September 26, 2017, the Company completed the first tranche of a non-brokered private placement, issuing an aggregate of 7,077,140 units at a price of $0.15 per unit for gross proceeds of $1,061,570. Each unit consisted of one share of common stock and one non-transferable share purchase warrant exercisable into one share of common stock at a price of $0.25 for a period of two years from the date of issuance. In connection with the private placement, the Company paid finders fees of $540 and issued a total of 3,600 finders’ warrants valued at $388 (discount rate – 1.59%, volatility – 150.97%, expected life – 2 years, dividend yield – 0%), exercisable into one share of common stock at a price of $0.25 for a period of two years from the date of issuance.

On December 27, 2017, the Company completed the second tranche of a non-brokered private placement, issuing an aggregate of 6,417,000 units at a price of $0.15 per unit for gross proceeds of $962,550. Each unit consisted of one share of common stock and one non-transferable share purchase warrant exercisable into one share of common stock at a price of $0.25 for a period of two years from the date of issuance. In connection with the private placement, the Company paid finders fees of $55,779 and issued a total of 371,860 finders’ warrants valued at $28,997 (discount rate – 1.64%, volatility – 139.85%, expected life – 2 years, dividend yield – 0%), exercisable into one share of common stock at a price of $0.25 for a period of two years from the date of issuance.

On January 3, 2018, the Company completed the third and final tranche of a non-brokered private placement, issuing an aggregate of 133,333 units at a price of $0.15 per unit for gross proceeds of $20,000. Each unit consisted of one share of common stock and one non-transferable share purchase warrant exercisable into one share of common stock at a price of $0.25 for a period of two years from the date of issuance.

Stock Options

During the six month period ended January 31, 2018, the Company did not grant any stock options.

During the year ended July 31, 2017, the Company granted:

a)	a total of 2,729,142 stock options to the Company’s CEO, exercisable at a weighted average price of $0.23 per share for a period of five years;

b)	500,000 incentive stock options to an investor relations consultant, each option exercisable into one share of common stock at a price of $0.33 until February 7, 2020.

c)	500,000 stock options to a director of the Company, exercisable at a price of $0.27 per share until April 3, 2022.

d)	900,000 stock options to two directors of the Company, exercisable at a price of $0.28 per share until April 20, 2020.

The following incentive stock options were outstanding at January 31, 2018:

Number of Options		Exercise Price	Expiry Date

1,100,000		$0.15	March 22, 2021
586,600		0.20	August 8, 2021
2,142,542		0.24	December 27, 2021
500,000	*	0.33	February 7, 2020
500,000		0.27	April 3, 2022
900,000		0.28	April 30, 2020
5,729,142		0.24

* cancelled subsequent to January 31, 2018

Stock option transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value

Balance, July 31, 2016	2,700,000	$0.15	Nil
Options granted	4,629,142	0.26	Nil
Options exercised	(400,000)	(0.15)	Nil
Options expired/forfeited	(1,200,000)	(0.15)	Nil
Balance outstanding and exercisable, July 31, 2017 and January 31, 2018	5,729,142	$0.24	Nil

Warrants

The following warrants were outstanding at January 31, 2018:

Number of Warrants	Exercise Price	Expiry Date

1,500,000	$0.227	July 13, 2018
22,148,800	0.40	December 23, 2018
2,286,100	0.40	January 24, 2019
465,500	0.40	February 6, 2019
9,863,486	0.40	May 5, 2019
7,080,740	0.25	September 25, 2019
6,788,860	0.25	December 27, 2019
133,333	0.25	January 3, 2020
50,266,819	$0.35

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, July 31, 2016	1,964,750	$0.20
Warrants issued	34,346,702	0.40
Warrants exercised	(272,080)	(0.10)
Balance, July 31, 2017	36,039,372	$0.39
Warrants issued	14,420,117	0.25
Warrants exercised	(192,670)	(0.10)
Balance, January 31, 2018	50,266,819	$0.35

During the six month period ended January 31, 2018, the Company issued a total of 375,460 (2017 – 1,130,400) finders’ warrants with a weighted average fair value of $0.08 (2017 - $0.17) per warrant.

The following weighted average assumptions were used for the Black-Scholes option-pricing model valuation of finders’ warrants issued during the period:

	2018	2017

Risk-free interest rate	1.64%	0.76%
Expected life of warrants	2.0 years	2.0 years
Expected annualized volatility	139.95%	179.45%
Dividend	Nil	Nil
Forfeiture rate	0%	0%

Share-Based Payments

The Company has a stock option plan under which it is authorized to grant options to executive officers and directors, employees and consultants enabling them to acquire up to 10% of the issued and outstanding common stock of the Company.  Under the plan the exercise price of each option equals the market price of the Company’s stock, less any applicable discount, as calculated on the date of grant.  The options can be granted for a maximum term of 5 years with vesting determined by the board of directors.

During the six month period ended January 31, 2018, the Company granted nil (2017 – 2,729,142) stock options with a weighted average fair value of $nil (2017 - $0.21) per share, recognizing share-based payments expense of $nil (2017 - $570,255).

The following weighted average assumptions were used for the Black-Scholes option-pricing model valuation of stock options granted during the period:

	2018	2017

Risk-free interest rate	N/A	0.98%
Expected life of options	N/A	5.00 years
Expected annualized volatility	N/A	1147.36%
Dividend	N/A	Nil
Forfeiture rate	N/A	0%

9.	CAPITAL STOCK AND ADDITIONAL PAID-IN-CAPITAL

Issued Capital Stock

On October 28, 2015, pursuant to a share surrender and cancellation agreement, the Company cancelled 13,000,186 shares of common stock surrendered to the Company, originally issued through the debt conversion agreements on February 11, 2015 and March 31, 2015.

On January 29, 2016, the Company completed an initial public offering in Canada, issuing an aggregate of 6,050,000 shares of common stock at a price of $0.10 per share for gross proceeds of $605,000. In connection with the offering, the Company paid a cash commission of $48,400 and issued 484,000 finders’ warrants valued at $42,248 (discount rate – 0.43%, volatility – 215.3%, expected life – 2 years, dividend yield – 0%), exercisable at $0.10 per share for period of 24 months.  The Company also paid the agent a corporate finance fee of $25,000 and incurred other share issuance costs of $53,667.

On June 3, 2016, the Company issued 19,250 shares of common stock upon the exercise of finders’ warrants at a price of $0.10 per share.

On July 18, 2016, the Company issued 1,500,000 shares of common stock at a price of $0.16 per share to Klondike pursuant to the Klondike properties purchase agreement (Note 4).

On August 1, 2016, the Company issued 400,000 shares of common stock at a price of $0.15 per share to the Company’s CEO as compensation. The shares were valued at $60,000 on issuance and were recognized as consulting expense.

On November 1, 2016 and November 7, 2016, the Company issued a total of 272,080 shares of common stock upon the exercise of finders’ warrants at a price of $0.10 per share.

On January 25, 2017, the Company issued 920,000 units valued at $0.20 per unit to an individual pursuant to a debt conversion by the individual in the amount of $184,000 (US$140,000), representing a cash commission equal to seven per cent of the US$2,000,000 purchase price of the Idaho-Maryland property (Note 4). Each unit consists of one share of common stock and one transferable share purchase warrant exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance.

Private Placements

On December 23, 2016, the Company completed a non-brokered private placement, issuing an aggregate of 21,044,500 units at a price of $0.20 per unit for gross proceeds of $4,208,900.  Each unit consists of one share of common stock and one transferable share purchase warrant exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance. In connection with the private placement, the Company paid finders fees of $218,410, other share issuance costs of $15,723, and issued a total of 1,104,300 finders’ warrants valued at $191,724 (discount rate – 0.76%, volatility – 179.53%, expected life – 2 years, dividend yield – 0%), exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance.

On January 24, 2017, the Company completed a non-brokered private placement, issuing an aggregate of 1,340,000 units at a price of $0.20 per unit for gross proceeds of $268,000.  Each unit consists of one share of common stock and one transferable share purchase warrant exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance. In connection with the private placement, the Company paid finders fees of $5,220 and issued a total of 26,100 finders’ warrants valued at $5,919 (discount rate – 0.76%, volatility – 175.85%, expected life – 2 years, dividend yield – 0%), exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance.

On February 6, 2017, the Company completed a non-brokered private placement, issuing an aggregate of 455,000 units at a price of $0.25 per unit for gross proceeds of $113,750.  Each unit consists of one share of common stock and one transferable share purchase warrant exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance. In connection with the private placement, the Company paid finders fees of $2,625 and issued a total of 10,500 finders’ warrants valued at $2,657 (discount rate – 0.70%, volatility – 175.86%, expected life – 2 years, dividend yield – 0%), exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance.

On May 5, 2017, the Company completed a non-brokered private placement, issuing an aggregate of 9,009,814 units at a price of $0.23 per unit for gross proceeds of $2,072,257.  Each unit consists of one share of common stock and one transferable share purchase warrant exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance. In connection with the private placement, the Company paid finders fees of $100,392 and issued a total of 436,488 finders’ warrants valued at $92,991 (discount rate – 0.67%, volatility – 170.28%, expected life – 2 years, dividend yield – 0%), exercisable into one share of common stock at a price of $0.40 for a period of two years from the date of issuance.

Stock Options

During the year ended July 31, 2017, the Company granted:

a)	a total of 2,729,142 stock options to the Company’s CEO, exercisable at a weighted average price of $0.23 per share for a period of five years;

b)	500,000 incentive stock options to an investor relations consultant, each option exercisable into one share of common stock at a price of $0.33 until February 7, 2020.

c)	500,000 stock options to a director of the Company, exercisable at a price of $0.27 per share until April 3, 2022.

d)	900,000 stock options to two directors of the Company, exercisable at a price of $0.28 per share until April 20, 2020.

The following incentive stock options were outstanding at July 31, 2017:

Number of Shares	Exercise Price	Expiry Date

1,100,000	$0.15	March 22, 2021
586,600	0.20	August 8, 2021
2,142,542	0.24	December 27, 2021
500,000	0.33	February 7, 2020
500,000	0.27	April 3, 2022
900,000	0.28	April 30, 2020
5,729,142	0.24

Stock option transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price

Balance, July 31, 2015	—	$—
Options granted	2,700,000	0.15

Balance, July 31, 2016	2,700,000	$0.15
Options granted	4,629,142	0.26
Options exercised	(400,000)	(0.15)
Options expired/forfeited	(1,200,000)	(0.15)

Balance outstanding and exercisable, July 31, 2017	5,729,142	$0.24

Warrants

The following warrants were outstanding at July 31, 2017:

Number of Warrants	Exercise Price	Expiry Date

192,670	$0.10	January 29, 2018
1,500,000	0.227	July 13, 2018
22,148,800	0.40	December 23, 2018
2,286,100	0.40	January 24, 2019
465,500	0.40	February 6, 2019
9,446,302	0.40	May 5, 2019
36,039,372	$0.39

Warrant transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price

Balance, July 31, 2015	—	$—
Warrants issued	1,984,000	0.20
Warrants exercised	(19,250)	(0.10)

Balance, July 31, 2016	1,964,750	$0.20
Warrants issued	34,346,702	0.40
Warrants exercised	(272,080)	(0.10)

Balance outstanding, July 31, 2017	36,039,372	$0.39

During the year ended July 31, 2017, the Company issued a total of 1,577,388 (2016 – 484,000) finders’ warrants with a weighted average fair value of $0.19 (2016 - $0.09) per warrant.

The following weighted average assumptions were used for the Black-Scholes option-pricing model valuation of finders’ warrants issued during the year:

	2017	2016

Risk-free interest rate	0.73%	0.43%
Expected life of warrants	2.0 years	2.0 years
Expected annualized volatility	176.89%	215.30%
Dividend	Nil	Nil
Forfeiture rate	0%	0%

Share-Based Payments

The Company has a stock option plan under which it is authorized to grant options to executive officers and directors, employees and consultants enabling them to acquire up to 10% of the issued and outstanding common stock of the Company.  Under the plan the exercise price of each option equals the market price of the Company’s stock, less any applicable discount, as calculated on the date of grant.  The options can be granted for a maximum term of 5 years with vesting determined by the board of directors.

During the year ended July 31, 2017, the Company granted 4,629,142 (2016 – 2,700,000) stock options with a weighted average fair value of $0.18 (2016 - $0.14). The Company recognized share-based payments expense of $1,010,064 (2016 - $369,006).

The following weighted average assumptions were used for the Black-Scholes option-pricing model valuation of stock options granted during the year:

	2017	2016

Risk-free interest rate	0.82%	0.64%
Expected life of options	3.07 years	5.00 years
Expected annualized volatility	128.23%	151.50%
Dividend	—	—
Forfeiture rate	—	—